Financial Instruments (Details) - Schedule of Foreign Currency Risk - Foreign currency risk [Member] $ in Thousands, $ in Thousands	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 ARS ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 ARS ($)
Financial Instruments (Details) - Schedule of Foreign Currency Risk [Line Items]
Cash	$ 8,904	$ 183	$ 4,994	$ 1,297
Trade receivables	714		609
Trade payables and accrued liabilities	(8,372)	(544)	(6,228)	(4,849)
Long-term debt			(126)
Foreign currency risk	$ 1,246	$ (361)	$ (751)	$ (3,552)